SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Carrying Amounts of Right-of-Use Assets and Lease Liabilities
Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Offices and labs	Vechicles	Production Plant	Total	Lease liabilities

As of January 1, 2019 (audited)	$2,104	$291	$4,711	$7,106	$7,032

Depreciation expenses	(588)	(67)	(438)	(1,093)	-
Interest expenses	-	-	-	-	211
Re-measurement	-	2	56	58	58
Additions	-	86	-	86	86
Payments	-	-	-	-	(815)

As of June 30, 2019 (unaudited)	1,516	312	4,329	6,157	6,572

Reconciliation of Operating Lease Commitments
The lease liabilities as of January 1, 2019 reconcilliation to the operating lease commitments as of December 31, 2018 are as follows:

Operating lease commitments as of December 31, 2018	$7,441
Weighted average incremental borrowing rate as of January 1, 2019 (%)	1.45-4.01
Discounted operating lease commitments of January 1, 2019	7,032

Lease liabilities as of January 1, 2019	$7,032